Cash Flow Information - Summary of Investing Activities with Partial Cash Payments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Investing Activities With Partial Cash Payments [Line Items]
Cash paid during the year	$ 14,537	$ 5,442	$ 4,441
Purchase of PPE [Member]
Disclosure Of Investing Activities With Partial Cash Payments [Line Items]
Acquisition of property, plant and equipment	16,696	3,406
Add: Payable for PPE or CIP - Opening	355	213
Less: Payable for PPE or CIP - Ending	(196)	(355)
Less: Prepayment for PPE & CIP - Opening	(2,388)	(210)
Add: Prepayment for PPE & CIP - Ending	70	2,388
Cash paid during the year	14,537	$ 5,442
Investment Properties [Member]
Disclosure Of Investing Activities With Partial Cash Payments [Line Items]
Acquisition of investment properties	5,197
Less: acquisition by assuming directly related liabilities	(3,375)
Less: noncash other operating income	(60)
Cash paid during the year	$ 1,762